WARRANTS	12 Months Ended
Dec. 31, 2022
WARRANTS
WARRANTS

NOTE 13 - WARRANTS

During the second quarter of 2021, the Corporation issued 1,834,862 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.50 with a five-year term. The warrant was valued at $330,277. In addition, the Corporation issued the associated security broker warrants to purchase up to 183,486 shares of common stock at an exercise price of $2.50 per share for its service. The warrant was valued at $220,457.

In the first quarter of 2022, the Corporation issued 3,878,789 investor warrants in connection with one private placement.   Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.00 with a five-year term.  In addition, the Company issued Placement Agent (or its assigns) warrants to purchase up to 193,939 shares of common stock at an exercise price of $2.06 per share, The Placement Agent Warrants are immediately exercisable and will expire on the five-year anniversary of the Effective Date. The warrants were recorded as part of additional paid in capital at a total of $1,741,475.

A detail of warrant activity for the years ended December 31, 2022, 2021 and 2020 is as follows:

Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 1-Jan-20	2,500,000	$8.00	-
Exercised	-	-	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-20	2,500,000	$8.00	3.04
Exercised	-	-	-
Granted	2,018,348	2.50	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-21	4,518,348	$5.54	3.07
Exercised	-	-	-
Granted	4,072,728	2.00	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-22	8,591,076	$3.86	3.67